Interest in Other Entities (Details) $ / shares in Units, ₪ in Thousands, $ in Thousands			1 Months Ended						6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 14, 2020 USD ($) shares	Sep. 03, 2019 shares	Jul. 31, 2020 USD ($)	Jun. 23, 2020 $ / shares	Feb. 18, 2020 shares	Jun. 19, 2019 USD ($) $ / shares shares	Jun. 19, 2019 ILS (₪) shares	Jul. 23, 2018 shares	Jun. 30, 2020 shares	Sep. 30, 2020 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Jul. 15, 2020 USD ($)	[1]	May 22, 2020 shares	Mar. 24, 2020 shares	Dec. 30, 2019 shares	Nov. 28, 2017 shares
Interest in Other Entities (Details) [Line Items]
Shares issued (in Shares) | shares													45,202,900			575,001			4,050,000
Proceeds from issuance											$ 18,405		$ 8,634
Number of warrant exercise (in Shares) | shares									1,539,000	1,219,333
Listing expenses												$ 10,098
Capital reserve												11,714
Description of conversion date				whereby the parties agreed to convert, at a conversion price of $0.484, an outstanding line of credit previously extended by the Company to ScoutCam, which as of the Conversion Date was $381 thousand, into (a) 787,471 shares of the Company’s common stock, (b) warrants to purchase 393,736 shares of common stock with an exercise price of $0.595 (Warrant A), and (c) warrants to purchase 787,471 shares of common stock with an exercise price of $0.893 (Warrant B). As the conversion price represented the same unit price as in the March 2020 and May 2020 private placements, no finance expenses have been recorded in the Consolidated statements of loss and other comprehensive loss as a result of the conversion.
Percentage of issued and outstanding share capital	58.70%
Earn- out and loan, description											The fair value of the earn-out was calculated by using a Monte Carlo Simulation. According to this model, the fair value of the earn-out was NIS 233 thousand ($69 thousand) as of October 14, 2020. In addition, the Company granted a loan to Eventer in the amount of $250 thousand. As of October 14, 2020, the loan was valued at $204 thousand. According to the agreements between the parties, the repayment of loan amount shall be deducted by the total earn-out. As of the October 14, 2020, Eventer granted 74,100 options to its employees and other third parties. at a total fair value of $148 thousands.
Reverse earn out, description						Medigus’ investment in Gix and Linkury is based on a projection that Linkury’s net profit for 2019 will be at least NIS 15 million. In the event that Linkury’s net profit is less than NIS 15 million for 2019, Medigus will be issued with additional ordinary shares in Gix, adjusting the price per Gix ordinary shares to the actual net profit for 2019, and compensating Medigus for the difference between the actual net profit and the target net profit for 2019 (“Reverse earn out”). Linkury net profit for 2019 was more than NIS 15 million.	Medigus’ investment in Gix and Linkury is based on a projection that Linkury’s net profit for 2019 will be at least NIS 15 million. In the event that Linkury’s net profit is less than NIS 15 million for 2019, Medigus will be issued with additional ordinary shares in Gix, adjusting the price per Gix ordinary shares to the actual net profit for 2019, and compensating Medigus for the difference between the actual net profit and the target net profit for 2019 (“Reverse earn out”). Linkury net profit for 2019 was more than NIS 15 million.
Percentage on discount on average share price			51.00%			20.00%
Payment for acquisition											$ 1,818	$ 4,057
Board of directors, description											Two of the Company’s members of the board of directors hold less than 5% each in Gix Ltd. Furthermore, the same directors hold less than 5% each in a subsidiary company of Gix Ltd.
Voting interest percentage											24.92%
Additional consideration transferred			$ 1
Total value of options			$ 36
Warrants A [Member]
Interest in Other Entities (Details) [Line Items]
Number of warrant exercise (in Shares) | shares											2,992,855
Number of warrant unexercise (in Shares) | shares											420,457
Number of warrant exercise price per share (in Dollars per share) | $ / shares				$ 0.595
Warrants B [Member]
Interest in Other Entities (Details) [Line Items]
Number of warrant exercise price per share (in Dollars per share) | $ / shares				$ 0.893
ADS [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued (in Shares) | shares																			202,500
Warrants to purchase shares (in Shares) | shares								198,637
ScoutCam Inc. [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued (in Shares) | shares											10,753,969
Eventer [Member]
Interest in Other Entities (Details) [Line Items]
Amount invested	$ 750
Percentage of issued and outstanding share capital	50.01%
Eventer [Member] | Ordinary shares [member]
Interest in Other Entities (Details) [Line Items]
Shares issued (in Shares) | shares	325,270
Matomy [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued (in Shares) | shares					2,284,865												22,326,246
Percentage of issued and outstanding share capital					2.32%												24.92%
Sale of share percentage					50.00%
Net fair value of the assets and liabilities											$ 546
Investment carrying amount											137
fair value losses of Investment											16
Additional consideration transferred											1,601
Polyrizon Ltd. [Member]
Interest in Other Entities (Details) [Line Items]
Percentage of issued and outstanding share capital			19.90%
Amount committed to lend up			$ 94											$ 94
Voting interest percentage			51.00%
Additional consideration transferred			$ 1,000
Gross proceeds under share purchase agreement			10
Equity financing amount			500
Pre-money valuation			$ 10
Term of the license			4 years
Description of polyrizon products			the right to purchase the Polyrizon products on a cost-plus 15% basis for the purpose of reselling the products worldwide. In consideration of the license, Polyrizon will be entitled to receive annual royalty payments equal to 10% of the Company annualized operating profit arising from selling the products.
Loan Agreement [Member] | Eventer [Member]
Interest in Other Entities (Details) [Line Items]
Amount committed to lend up	$ 1,250
Number of installments for repayment of initial advance	24
interest rate of outstanding principal balances on loan advances	4.00%
Amount of loan outstanding	$ 600
Second Tranche [Member] | Eventer [Member]
Interest in Other Entities (Details) [Line Items]
Amount invested	$ 250
Intellisense [Member] | Exchange Agreement [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued (in Shares) | shares																		16,130,952
ScoutCam Inc. [Member]
Interest in Other Entities (Details) [Line Items]
Warrants, description												Each Warrant A is exercisable into one share of common stock of ScoutCam Inc. at an exercise price of USD 0.595 per share during the12 month period following the allotment. Each Warrant B is exercisable into one share of common stock of ScoutCam Inc. at an exercise price of USD 0.893 per share during the 18-month period following the allotment.
Net acquired assets											$ 3,040
ScoutCam Inc. [Member] | Common Stock [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued (in Shares) | shares											3,413,312
Proceeds from issuance												$ 3,300
Shrem Zilberman Group Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Warrants, description												the amount representing 3% of any exercise price of each Warrant A or Warrant B that may be exercised in the future. In the event the total proceeds received as a result of exercise of Warrants will be less than $2 million at the time of their expiration, the Consultant will be required to invest $250 thousand in ScoutCam Inc.
Algomizer [Member]
Interest in Other Entities (Details) [Line Items]
Amount invested						$ 5,000
Payment for acquisition						$ 14,400	₪ 4,057
Description of percentage on shares acquired		On September 3, 2019, the Company acquired 8.45% of the issued shares of Gix and 9.34% of the issued shares of Linkury Ltd.
Algomizer [Member] | Maximum [Member]
Interest in Other Entities (Details) [Line Items]
Percentage on shares issued											8.45%
Algomizer [Member] | Minimum [Member]
Interest in Other Entities (Details) [Line Items]
Percentage on shares issued											8.22%
Algomizer [Member] | ADS [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued (in Shares) | shares		6,666,680				6,666,680
Number of ADS issued (in Shares) | shares		333,334				333,334
Algomizer [Member] | Warrants [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued (in Shares) | shares		6,666,680				6,666,680
Number of warrants issued (in Shares) | shares		333,334				333,334
Exercise price of warrants (in Dollars per share) | $ / shares						$ 4
Algomizer [Member] | Ordinary shares [member]
Interest in Other Entities (Details) [Line Items]
Shares on acquisition (in Shares) | shares						2,168,675	2,168,675
Linkury Ltd [Member] | Ordinary shares [member]
Interest in Other Entities (Details) [Line Items]
Shares on acquisition (in Shares) | shares						729,508	729,508
Algomizer Warrants [Member]
Interest in Other Entities (Details) [Line Items]
Shares on acquisition (in Shares) | shares						2,898,183	2,898,183
Warrants to purchase shares (in Shares) | shares						2,898,183	2,898,183
Expected term						3 years	3 years

[1]	translated at the closing rate at the date of that balance sheet